VARIABLE INTEREST ENTITIES ("VIE")	12 Months Ended
Dec. 31, 2024
VARIABLE INTEREST ENTITIES ("VIE")
VARIABLE INTEREST ENTITIES ("VIE")

6.    VARIABLE INTEREST ENTITIES (“VIE”)

In April 2023, the Company finalized the acquisition of Tahoe Hydro and assumed 100% of the membership interest. Based on the changes in circumstances, the Company re-evaluated the status of Tahoe Hydro as a variable interest entity, concluding that the Company had acquired a controlling interest in Tahoe Hydro. Purchase consideration for the acquisition included $1,382 in cash, net of transaction expenses, promissory note of $1,580, the conversion of a convertible note of $2,800, and $115 in the form of 233 Exchangeable Shares. These shares have contractual restrictions on their ability to be sold for six to twelve months. The fair value of the shares was determined by the share price on the CSE at the date of acquisition and a 19.45% discount rate attributed to the contractual restrictions.

During 2023, the Company entered into an option and support service agreement with Daily Releaf, LLC, Heaven Wellness, LLC and Twice the Wellness, LLC, (collectively “Ohio Dispensaries”), each is licensed to operate a medical marijuana dispensary in Ohio. The option agreement provides the Company with the future ability to acquire 100% of the equity interests in dispensaries.

On July 11, 2024, the Company finalized the acquisition of NV Green, Inc. (“NVG”) and assumed 100% ownership of the membership interest. Based on the changes in circumstances, the Company re-evaluated the status of NVG as a variable interest entity, concluding that the Company had acquired a controlling interest. Purchase consideration for the acquisition included a promissory note of $1,820, the conversion of a convertible note of $700, and $115 in the form of 58 Exchangeable Shares.

In 2022, the Company entered into a Management Services Agreement (“MSA”) with Connecticut Retail Solutions II, LLC and Connecticut Cultivation Solutions, LLC (“CT Solutions”), which holds a provisional license to operate a marijuana dispensary and cultivation facility in Connecticut. Under the MSA, the Company is responsible for providing operational oversight, administrative support, and key management services seek to ensure regulatory compliance and facilitate the successful launch of both retail and cultivation operations.

In July 2024, the Company entered into an Option Agreement and Support Service Agreement with Good Day Dispensary, LLC (“Good Day”), which holds a provisional license to operate a medical marijuana dispensary in Ohio. The option agreement provides the Company with the future right to acquire 100% of the equity interests in the entity on fulfillment of certain conditions. The purchase consideration will be $2,000, settled through subsuming a bridge loan and the remainder in equity shares. As of December 31, 2024, this entity is not operational, and the fair value of Good Day's assets and liabilities is de minimis.

6.    VARIABLE INTEREST ENTITIES (“VIE”) (Continued)

The following tables present the summarized financial information about the Company’s consolidated VIEs which are included in the balance sheets as of December 31, 2024 and 2023 and statements of operations for years ended December 31, 2024 and 2023. All these entities were determined to be VIEs as the Company possesses the power to direct activities and obligation to absorb losses through management services agreements.

	As of				As of
	December 31, 2024				December 31, 2023
	CT		Ohio				Ohio
	Solutions	Parma	Dispensaries	Total	TH/NVG	Parma	Dispensaries	Total
Current assets	$(80)	$16,545	$4,686	$21,151	$(351)	$10,616	$(2,257)	$8,008
Non-current assets	2,732	11,816	6,326	20,874	1,077	13,210	6,441	20,728
Total assets	$2,652	$28,361	$11,012	$42,025	$726	$23,826	$4,184	$28,736

Current liabilities	$671	$25,721	$1,969	$28,361	$604	$18,962	$1,647	$21,213
Non-current liabilities	801	132	3,238	4,171	383	1,280	3,369	5,032
Total liabilities	1,472	25,853	5,207	32,532	987	20,242	5,016	26,245

Noncontrolling interest	(652)	(10,058)	(3,966)	(14,676)	796	(10,158)	(1,764)	(11,126)
Equity (deficit) attributable to Ayr Wellness Inc.	1,832	12,566	9,771	24,169	(1,057)	13,742	932	13,617
Total liabilities and equity	$2,652	$28,361	$11,012	$42,025	$726	$23,826	$4,184	$28,736

	Year Ended					Year Ended
	December 31, 2024					December 31, 2023
	CT			Ohio				Ohio
	Solutions	NVG	Parma	Dispensaries	Total	TH/NVG	Parma	Dispensaries	Total
Revenues, net of discounts	$533	$—	$8,938	$13,318	$22,789	—	$3,170	$462	$3,632
Net income (loss) attributable to noncontrolling interest	(652)	(392)	100	(2,107)	(3,051)	(673)	(4,630)	(1,764)	(7,067)
Net income attributable to Ayr Wellness Inc.	—	—	96	—	96	—	(1,275)	—	(1,275)
Net income (loss)	$(652)	$(392)	$196	$(2,107)	$(2,955)	$(673)	$(5,905)	$(1,764)	$(8,342)

	CT			Ohio
	Solutions	TH/NVG	Parma	Dispensaries	Total
Noncontrolling interest at January 1, 2023	$—	$7,528	$(5,528)	$—	$2,000
Acquisition of Tahoe Hydro	—	(6,059)	—	—	(6,059)
Net loss attributable to noncontrolling interest during the period	—	(673)	(4,630)	(1,764)	(7,067)
Noncontrolling interest at December 31, 2023	—	796	(10,158)	(1,764)	(11,126)
Acquisition of variable interest entity	—	(404)	—	(95)	(499)
Net income (loss) attributable to noncontrolling interest during the period	(652)	(392)	100	(2,107)	(3,051)
Noncontrolling interest at December 31, 2024	$(652)	—	$(10,058)	$(3,966)	$(14,676)